Significant Accounting Policies - Schedule of Reconciliation of Net Income (Loss) per Share (Detail) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of undistributable income/losses Net income/loss to ordinary shares	$ 576,067	$ (527,530)	$ (329,382)	$ 204,997
Class A Common Stock Subject To Possible Redemption [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of undistributable income/losses Net income/loss to ordinary shares	$ 450,040	$ (412,121)	$ (209,176)	$ 160,151
Weighted average shares outstanding, basic	15,444,103	15,144,103	6,973,122	15,444,103
Weighted average shares outstanding, diluted	15,444,103	15,144,103	6,973,122	15,444,103
Basic net income (loss) per share	$ 0.03	$ (0.03)	$ (0.03)	$ 0.01
Diluted net income (loss) per share	$ 0.03	$ (0.03)	$ (0.03)	$ 0.01
Common Class A [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of undistributable income/losses Net income/loss to ordinary shares			$ (6,286)	$ 4,809
Weighted average shares outstanding, basic	463,882	463,882	209,549	463,882
Weighted average shares outstanding, diluted	463,882	463,882	209,549	463,882
Basic net income (loss) per share	$ 0.03	$ (0.03)	$ (0.03)	$ 0.01
Diluted net income (loss) per share	$ 0.03	$ (0.03)	$ (0.03)	$ 0.01
Common Class A [Member] | Common Stock [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of undistributable income/losses Net income/loss to ordinary shares	$ 13,517	$ (12,379)
Weighted average shares outstanding, basic	463,882	463,882
Weighted average shares outstanding, diluted	463,882	463,882
Basic net income (loss) per share	$ 0.03	$ (0.03)
Diluted net income (loss) per share	$ 0.03	$ (0.03)
Common Class B [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of undistributable income/losses Net income/loss to ordinary shares			$ (113,920)	$ 40,037
Weighted average shares outstanding, basic	3,861,026	3,861,026	3,797,628	3,861,026
Weighted average shares outstanding, diluted	3,861,026	3,861,026	3,797,628	3,861,026
Basic net income (loss) per share	$ 0.03	$ (0.03)	$ (0.03)	$ 0.01
Diluted net income (loss) per share	$ 0.03	$ (0.03)	$ (0.03)	$ 0.01
Common Class B [Member] | Common Stock [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of undistributable income/losses Net income/loss to ordinary shares	$ 112,510	$ (103,030)
Weighted average shares outstanding, basic	3,861,026	3,861,026
Weighted average shares outstanding, diluted	3,861,026	3,861,026
Basic net income (loss) per share	$ 0.03	$ (0.03)
Diluted net income (loss) per share	$ 0.03	$ (0.03)